Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 205,118	$ 143,180
Cost of sales
Mining costs	(100,979)	(81,832)
Depletion, depreciation and amortization	(58,175)	(44,568)
Cost of sales	159,154	126,400
Gross profit from mining operations	45,964	16,780
General and administrative expenses	(20,339)	(14,869)
Selling expenses	(7,543)	(6,965)
Exploration and evaluation expenditures		(1,103)
Income (loss) from operations	18,082	(6,157)
Other income	818	1,574
Foreign currency exchange gain (loss)	(1,737)	1,295
Interest expense and other finance costs	(3,263)	(3,676)
Loss on spin out of Plexmar net assets	(4,412)
Income (loss) before income taxes	9,488	(6,964)
Income tax (expense) recovery:
Current tax expense	(23,416)	(9,629)
Deferred tax recovery	13,068	3,872
Income tax expense	(10,348)	(5,757)
Net income (loss)	(860)	(12,721)
Net income (loss) attributable to:
Shareholders of the Company	(4,645)	(12,265)
Non-controlling interests	3,785	(456)
Total income (loss)	$ (860)	$ (12,721)
Weighted average shares outstanding (000s)
Basic (in shares)	162,554	161,908
Diluted (in shares)	162,554	161,908
Basic earnings (loss) per share	$ (0.03)	$ (0.08)
Diluted earnings (loss) per share	$ (0.03)	$ (0.08)